Post-Employment Benefits - Expected Benefit Payments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Post-Employment Benefits
Expected benefit payments	€ 84	€ 56
Total expected benefit payments	84	56
Not later than one year
Post-Employment Benefits
Expected benefit payments	29	18
Total expected benefit payments	29	18
Later than one year and not later than five years
Post-Employment Benefits
Expected benefit payments	161	95
Total expected benefit payments	161	95
Later than five years and not later than ten years [member]
Post-Employment Benefits
Expected benefit payments	280	147
Total expected benefit payments	€ 280	€ 147